Investments - ACL on Mortgage Loans (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ 17
Ending balance	$ 12		$ 17
Mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	17	0	$ 5
Change in ACL on mortgage loans	0	(6)	8	(5)
Ending balance	$ 12	11	17	0
Cumulative effect of accounting changes, net of tax | Mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Ending balance		12
Cumulative effect of accounting changes, net of tax | Accounting Standards Update 2016-13 | Mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			9
Ending balance				9
Adjusted balance | Mortgage loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		17	9	5
Ending balance		$ 12	$ 17	$ 9